Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Share gain from associates and joint ventures	₩ (17,285)	₩ 116,061	₩ 18,041
KT Investment Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Share gain from associates and joint ventures	₩ 464	₩ 113	₩ 279